Fair Value Measurements - Summary of Estimated Fair Values of Fixed Interest Rate, Long-term Debt Instrument (Detail) (11% Senior Unsecured Notes [Member], USD $)
In Thousands, unless otherwise specified
	Mar. 31, 2013	Dec. 31, 2012
Carrying Value [Member]
Summary of estimated fair values of fixed interest rate, long-term debt instrument
11% senior unsecured notes (Level 3)	$ 75,473	$ 74,839
Fair Value [Member]
Summary of estimated fair values of fixed interest rate, long-term debt instrument
11% senior unsecured notes (Level 3)	$ 77,808	$ 74,800